Income Taxes - Reconciliation of Net Tax Provision (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Income taxes [Abstract]
Loss before tax	$ (220,376)	$ (59,599)
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery	$ (59,502)	$ (16,092)
Change in estimates from prior year	(23)	34
Foreign exchange	(2,637)	368
Non-deductible expenses	5,715	3,170
Non-deductible (non-taxable) portion of capital items	(7,469)	(2,441)
Goodwill and other impairment items	612	1,674
Tax impact on divestitures	3,076	953
Difference in statutory tax rate	6,655	1,070
Effect of change in tax rates	(99)	(5,277)
Changes in deferred tax benefits not recognized	38,488	15,987
Income tax expense (recovery)	$ (15,184) [1]	$ (554)

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).